Organization, Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule Of Fair Values of Financial Instruments - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative liabilities	4,423,725	2,485,346
Contingent liabilities	$ 14,935,000	11,313,000
Total		$ 13,798,346